Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal income tax rate	34.00%	34.00%	34.00%
Operating loss carry forwards	$ 3,100,000
Operating loss carryforwards expiration year	2034
Valuation allowance for deferred tax assets	$ 0	$ 0
Unrecognized tax benefits	$ 0	$ 0